RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 1) - shares	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Weighted average shares - basic and diluted	7,115,000	19,363,389
Previously Reported [Member]
Weighted average shares - basic and diluted		19,363,389
Restatement Adjustment [Member]
Weighted average shares - basic and diluted		72,983
Restatement [Member]
Weighted average shares - basic and diluted		19,290,406